Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	40-F/A
Amendment Flag	true
AmendmentDescription	Turquoise Hill Resources Ltd. (the “Company”) is filing this Amendment No. 1 (this “Amendment No. 1”) to its Annual Report on Form 40-F for the fiscal year ended December 31, 2012 (the “Original Filing”), as originally filed with the Securities and Exchange Commission (the “SEC”) on March 25, 2013, for the purpose of filing restated Audited Consolidated Financial Statements of the Company as of and for the years ended December 31, 2012 and 2011 (the “Financial Statements”), including the Independent Auditor’s Report and Report of Independent Registered Chartered Accountants with respect thereto. In addition, the Company is including in this Amendment No. 1 its amended and restated Management’s Discussion and Analysis for the year ended December 31, 2012 (the “MD&A”).
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	CY
Trading Symbol	TRQ
Entity Registrant Name	TURQUOISE HILL RESOURCES LTD.
Entity Central Index Key	0001158041
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	1,005,535,530